Business Combination with MAAC	9 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination with MAAC
Note 3—Business Combination with MAAC
On September 30, 2021 (the “Closing Date”), in accordance with the Business Combination Agreement, as amended (the “Business Combination Agreement”), RSL completed its previously announced business combination (the “Business Combination”) with MAAC, through the merger of RSL’s wholly owned subsidiary, Rhine Merger Sub, Inc., with MAAC (the “Merger”), with MAAC surviving the Merger as a wholly owned subsidiary of RSL. As MAAC does not represent a business for accounting purposes and its primary asset represents cash and cash equivalents, the Business Combination was treated as an equity contribution in exchange for the issuance of RSL shares. The net assets of MAAC were stated at historical cost, with no goodwill or other intangible assets recorded. Reported amounts from operations included herein prior to the Business Combination are those of RSL.
On the Closing Date prior to the effective time of the Merger (the “Effective Time”), RSL effected a
2.9262-for-1
stock subdivision based on the fixed exchange ratio established in the Business Combination. The shares, equity awards and net loss per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the fixed exchange ratio.
In accordance with the terms of the Business Combination Agreement, at the Effective Time:

a.
each share of MAAC Class A common stock (the “MAAC Class A Shares”) and each share of MAAC Class B common stock (the “MAAC Class B Shares”) that were outstanding immediately before the Effective Time (other than treasury shares and any shares held by Patient Square Capital LLC (the “MAAC Sponsor”), any affiliate of the MAAC Sponsor or any of MAAC’s independent directors (the “MAAC Independent Directors”) or its transferee) were automatically canceled and extinguished and converted into one common share of RSL (the “Roivant Common Share”),

b.
each MAAC Class B Share that was outstanding immediately before the Effective Time and held by the MAAC Sponsor, any affiliate of the MAAC Sponsor or any of the MAAC Independent Directors or its transferee were automatically canceled and extinguished and converted into a number of Roivant

Common Shares based on an exchange ratio of 0.75, with a portion of such Roivant Common Shares issued to the MAAC Sponsor, any affiliate of the MAAC Sponsor, any MAAC Independent Director or its transferee by virtue of the Merger being subject to the vesting and other terms and conditions set forth in the Sponsor Support Agreement (as more fully described below),

c.
each warrant to purchase MAAC Class A Shares that was outstanding immediately before the Effective Time was converted automatically into a right to acquire a Roivant Common Share (a “Roivant Warrant”) at an exercise price of $11.50 per share, subject to certain adjustments.

Following the Merger, the Roivant Common Shares and the Roivant Warrants began trading on the Nasdaq Global Market under the ticker symbols “ROIV” and “ROIVW,” respectively, on October 1, 2021.
In connection with the Business Combination, RSL entered into subscription agreements with certain investors, whereby it issued 22,000,000 common shares at $10.00 per share for an aggregate purchase price of $220.0 million (the “PIPE Financing”). The PIPE Financing closed simultaneously with the consummation of the Business Combination.
In connection with the Business Combination and PIPE Financing, the Company received $213.4 million in cash at closing (the “Closing”), net of deferred underwriting expenses and unpaid expenses incurred by MAAC in connection with the transaction. The Company incurred $24.4 million in costs directly related to the Business Combination and PIPE Financing, such as banker fees and costs associated with third-party legal, accounting and other professional services. Upon Closing, these costs, which had been capitalized on the Company’s balance sheet were recorded as a reduction of additional paid-in
capital with the exception of $7.4 million, which were expensed as they represent the allocation of the transaction costs associated with the warrants and
Earn-Out
Shares (as defined below) liabilities. Transaction costs were allocated to the warrants and
Earn-Out
Shares liabilities based on the fair value of such instruments out of the total consideration.
Sponsor Support Agreement
Concurrently with the execution of the Business Combination Agreement, MAAC, the MAAC Sponsor, Roivant and each of the MAAC Independent Directors, entered into the Sponsor Support Agreement, which was subsequently amended on June 9, 2021, to reflect the MAAC Independent Directors and Roivant entering into respective
Lock-Up
Agreements, and further amended on September 30, 2021.
Pursuant to the Sponsor Support Agreement, among other things:

a.
2,033,591 Roivant Common Shares issued to the MAAC Sponsor and 10,000 Roivant Common Shares issued to each MAAC Independent Director (collectively, the “20%
Earn-Out
Shares”), each in respect of its MAAC Class B Shares, will vest if the closing price of Roivant Common Shares is greater than or equal to $15.00 over any twenty out of thirty trading day period during the Vesting Period (defined below).

b.
1,016,796 Roivant Common Shares issued to the MAAC Sponsor and 5,000 Roivant Common Shares issued to each MAAC Independent Director (collectively, the “10%
Earn-Out
Shares” and, together with the 20%
Earn-Out
Shares, the
“Earn-Out
Shares”), each in respect of its MAAC Class B Shares, will vest if the closing price of Roivant Common Shares is greater than or equal to $20.00 over any twenty out of thirty trading day period during the Vesting Period (defined below).

c.	The remaining number of Roivant Common Shares issued to the MAAC Sponsor and each MAAC Independent Director are not subject to the vesting conditions described above (the “Retained Shares”).
The Vesting Period represents the period commencing on November 9, 2021, the date on which the registration statement on Form
S-1
required to be filed by the Company in connection with the PIPE Financing was declared effective, and ending no later than the fifth anniversary of the Closing (the “Vesting Period”). The
Vesting Period will, if a definitive purchase agreement with respect to a Sale (as defined in the Sponsor Support Agreement) is entered into on or prior to the end of such period, be extended to the earlier of one day after the consummation of such Sale and the termination of such definitive transaction agreement, and if a Sale occurs during such Vesting Period, then all of the
Earn-Out
Shares unvested as of such time will automatically vest immediately prior to the consummation of such Sale. If any
Earn-Out
Shares have not vested on or prior to the end of such Vesting Period, then such
Earn-Out
Shares will be forfeited.
The
Earn-Out
Shares require liability classification requirements and are classified as “Liability instruments measured at fair value” on the condensed consolidated balance sheets. The
Earn-Out
Shares liability is subject to remeasurement at each balance sheet date with changes in fair value recognized in the Company’s statement of operations.
Lock-Up
Agreements
On May 1, 2021 and June 9, 2021, RSL, on the one hand, and the MAAC Sponsor, the MAAC Independent Directors and certain Roivant equityholders, on the other hand, entered into lock-up
agreements, pursuant to which, among other things, the MAAC Sponsor, the MAAC Independent Directors and such Roivant equityholders have agreed not to effect any sale or distribution of the Roivant Common Shares (including those underlying incentive equity awards or Roivant Warrants) held by the MAAC Sponsor, the MAAC Independent Directors or such equityholders as of immediately following the Closing during the applicable lock-up
period, subject to customary exceptions.
The
lock-up
period applicable to Roivant Common Shares held by the MAAC Sponsor and MAAC Independent Directors as of immediately following the Closing will be (i) with respect to 25% of the Roivant Common Shares held by the MAAC Sponsor and MAAC Independent Directors, six months following the Closing, (ii) with respect to an additional 25% of the Roivant Common Shares held by the MAAC Sponsor and MAAC Independent Directors, the earlier of twelve months following the achievement of certain price-based vesting restrictions or six years from the Closing and (iii) with respect to 50% of the Roivant Common Shares held by the MAAC Sponsor and MAAC Independent Directors, thirty-six
months following the Closing.
The Roivant Common Shares underlying warrants held by the MAAC Sponsor as of immediately following the Closing will be subject to a corresponding lock-up
period for (a) with respect to 25% of such warrants held by the MAAC Sponsor, six months from the Closing, (b) with respect to an additional 25% of such warrants held by the MAAC Sponsor, twelve months from Closing and (c) with respect to 50% of such warrants held by the MAAC Sponsor, thirty-six
months from the Closing.
The
lock-up
period applicable to Roivant Common Shares held by certain Roivant equityholders as of immediately following the Closing (including those underlying incentive equity awards) will be (x) with respect to 25% of the Roivant Common Shares held by such Roivant equityholders (including those underlying incentive equity awards), six months following the Closing, (y) with respect to an additional 25% of the Roivant Common Shares held by such Roivant equityholders (including those underlying incentive equity awards), twelve months following the Closing and (z) with respect to 50% of the Roivant Common Shares (including those underlying incentive equity awards) held by such Roivant equityholders, thirty
-six
months
following the Closing.
Common Stock Warrants
At the effective time of the Merger, 10,214,365 Roivant Warrants that were held by the MAAC Sponsor at an exercise price of $11.50 (the “Private Placement Warrants”) and 20,535,896 Roivant Warrants held by MAAC’s shareholders at an exercise price of $11.50 (the “Public Warrants”) were converted into the right to acquire Roivant Common Shares. Pursuant to the agreement governing the Roivant Warrants, the Roivant Warrants became exercisable 30 days following the completion of the Business Combination. The Roivant Warrants will expire five years after the completion of the Business Combination, or earlier upon redemption or liquidation.

The Private Placement Warrants are generally identical to the Public Warrants, except that (i) the Private Placement Warrants (including the common stock issuable upon exercise of the Private Placement Warrants) were not transferable, assignable or salable until 30 days after the completion of the Business Combination (ii) they will not be redeemable by the Company when the price per share of Roivant Common Shares equals or exceeds $18.00, and (iii) the Private Placement Warrants may be exercised by holders on a cashless basis. If the Private Placement Warrants are held by holders other than our sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by Roivant in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.
The Roivant Warrants require liability classification requirements and are classified as “Liability instruments measured at fair value” on the condensed consolidated balance sheets. The Private Placement Warrants liability and Public Warrants liability are subject to remeasurement at each balance sheet date with changes in fair value recognized in the Company’s statement of operations.
Redemption of Roivant Warrants when the price per share of Roivant Common Shares equals or exceeds $18.00.
The Company may redeem the outstanding Roivant Warrants for cash (except with respect to the Private Placement Warrants):

•	in whole and not in part;

•	at a price of $0.01 per Roivant Warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last reported sale price of common stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrantholders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like).

However, in this case, the Company will not redeem the Roivant Warrants unless an effective registration statement under the Securities Act covering the Roivant Common Shares issuable upon exercise of the Roivant Warrants is effective and a current prospectus relating to those Roivant Common Shares is available throughout the
30-day
redemption period. Any such exercise would not be on a “cashless” basis and would require the exercising warrantholder to pay the exercise price for each Roivant Warrant being exercised.
Redemption of Roivant Warrants when the price per share of Roivant Common Shares equals or exceeds $10.00.
The Company may redeem the outstanding Roivant Warrants (except as described herein with respect to the Private Placement Warrants):

•	in whole and not in part;

•
at $0.10 per Roivant Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Roivant Warrants on a cashless basis prior to redemption and receive that number of Roivant Common Shares determined by reference to an agreed table based on the redemption date and the “fair market value” of the Roivant Common Shares; and

•
if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like); and

•
if the Reference Value is less than $18.00 per share (as adjusted for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), the Private Placement Warrants must also concurrently be called for redemption on the same terms (except as described herein with respect to a holder’s ability to cashless exercise its warrants) as the outstanding Public Warrants, as described above.

For these purposes, “fair market value” of Roivant Common Shares shall mean the volume-weighted average price of common stock for the 10 trading days immediately following the date on which the notice of redemption is sent to warrantholders.
In
no event will the Roivant Warrants be exercisable in connection with this redemption feature for more than 0.361 Roivant Common Shares per Roivant Warrant (subject to adjustment).